Supplement to the
Fidelity® Variable Insurance Products
Overseas Portfolio Initial Class, Service Class and Service Class 2
April 28, 2016
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Vincent Montemaggiore (lead portfolio manager) has managed the fund since October 2016.

Graeme Rockett (co-manager) has managed the fund since January 2006.

Andrew Sergeant (co-manager) has managed the fund since October 2016.

The following information replaces similar information found in the "Fund Services" section under the heading "Sub-Adviser(s)".

FMR U.K., at 1 St. Martin's Le Grand, London, EC1A 4AS, United Kingdom, serves as a sub-adviser for the fund. As of December 31, 2015, FMR U.K. had approximately $18.6 billion in discretionary assets under management. Currently, FMR U.K. has day-to-day responsibility for choosing certain types of investments for the fund. FMR U.K. is an affiliate of the Adviser.

The following information replaces the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Vincent Montemaggiore is lead portfolio manager of the fund, which he has managed since October 2016. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Montemaggiore has worked as an equity research analyst and portfolio manager.

Graeme Rockett is co-manager of the fund, which he has managed since January 2006. He also manages other funds. Since joining Fidelity Investments in 1998, Mr. Rockett has worked as a research analyst and portfolio manager.

Andrew Sergeant is co-manager of the fund, which he has managed since October 2016. Since joining Fidelity Investments in 2005, Mr. Sergeant has worked as an analyst and portfolio manager.

VOVS-16-01 1.798006.106	October 25, 2016

Supplement to the
Fidelity® Variable Insurance Products
Overseas Portfolio Investor Class
April 28, 2016
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Vincent Montemaggiore (lead portfolio manager) has managed the fund since October 2016.

Graeme Rockett (co-manager) has managed the fund since January 2006.

Andrew Sergeant (co-manager) has managed the fund since October 2016.

The following information replaces similar information found in the "Fund Services" section under the heading "Sub-Adviser(s)".

FMR U.K., at 1 St. Martin's Le Grand, London, EC1A 4AS, United Kingdom, serves as a sub-adviser for the fund. As of December 31, 2015, FMR U.K. had approximately $18.6 billion in discretionary assets under management. Currently, FMR U.K. has day-to-day responsibility for choosing certain types of investments for the fund. FMR U.K. is an affiliate of the Adviser.

The following information replaces the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Vincent Montemaggiore is lead portfolio manager of the fund, which he has managed since October 2016. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Montemaggiore has worked as an equity research analyst and portfolio manager.

Graeme Rockett is co-manager of the fund, which he has managed since January 2006. He also manages other funds. Since joining Fidelity Investments in 1998, Mr. Rockett has worked as a research analyst and portfolio manager.

Andrew Sergeant is co-manager of the fund, which he has managed since October 2016. Since joining Fidelity Investments in 2005, Mr. Sergeant has worked as an analyst and portfolio manager.

VIPOVRSR-INV-16-01 1.966447.103	October 25, 2016